Decommissioning Provision (Details Narrative)	9 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Decommissioning Provision
Total provision for decommissioning, restoration and rehabilitation costs	$ 124,960	$ 100,000	$ 123,940	$ 136,280
Average risk-free rate	0.25%